Exchangeable Securities - Schedule of Exchangeable Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	May 01, 2019
Disclosure of detailed information about borrowings [line items]
Credit facilities, long-term debt, and finance lease obligations	$ 2,423	$ 3,256
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	$ 350	$ 350
Interest rate	7.00%	7.00%	7.00%
Exchangeable Preferred Shares	$ 400	$ 400
Credit facilities, long-term debt, and finance lease obligations	750	750
Gross carrying amount | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	335	330
Exchangeable Preferred Shares	400	400
Credit facilities, long-term debt, and finance lease obligations	$ 735	$ 730